CONTINGENCIES AND COMMITMENTS (Details Narrative) $ in Millions, $ in Millions	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Assets from third parties managed by the Bank and its affiliates	$ 1,660,768	$ 1,586,370
Legal proceedings contingent liability [member]
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent liabilities	1,214,200	1,194,000
Legal proceedings contingent liability [member] | Subsidiaries [Member]
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent liabilities	$ 0	$ 48,000
Contingent liability for guarantees [member] | USD
Disclosure of contingent liabilities in business combination [line items]
Insurance policy cover amount for bank and subsidiaries			$ 50,000